Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Jun. 30, 2018 [1]	Dec. 31, 2017 [1]	Jun. 30, 2017 [1]
Analysis of deferred tax
Deferred tax assets	£ (57,636)	£ (63,332)	£ (77,500)	£ (141,485)
Deferred tax liabilities	33,302	29,134	35,801	21,536
Net deferred tax asset	(24,334)	(34,198)	(41,699)	£ (119,949)
US
Analysis of deferred tax
Deferred tax assets	(57,636)	(63,332)	(77,500)
UK
Analysis of deferred tax
Deferred tax liabilities	£ 33,302	£ 29,134	£ 35,801

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.